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                              PROSPECTUS SUPPLEMENT

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   ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT B

                                       AND

   RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK AND ITS SEPARATE ACCOUNT NY-B

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  SUPPLEMENT DATED AUGUST 18, 2004 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your product prospectus for future reference.

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                          NOTICE OF FUND SUBSTITUTIONS

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ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company
of New York (the "Company" or "Companies") and their Separate Account B and Separate Account NY-B, respectively (the "Separate Account" or "Separate Accounts"), have filed an application with the Securities and Exchange Commission to permit certain funds in which the sub-accounts of the Separate Accounts invest (the "Replaced Funds") to be replaced with certain other funds (the "Substitute Funds"). One of those Replaced Funds is offered through your variable annuity prospectus.


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REASONS FOR THE SUBSTITUTION. The principal purposes of the substitutions are as follows:
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o IMPLEMENT  BUSINESS PLAN. The  substitutions  are part of an overall  business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Company's products.

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o     REDUCED COSTS AND GREATER INFLUENCE. Including too many different funds with different investment advisers within the Company's products makes those products more costly to administer. The Company believes that making available affiliated funds managed by expert third party asset managers will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

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o     DUE DILIGENCE. The substitutions will allow the Company to respond to concerns that it has identified in its due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance and well-publicized investigations, claims and regulatory actions and the corresponding negative publicity.

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THE SUBSTITUTE FUNDS.

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Each of the Substitute Funds is a series of ING Partners, Inc. On August 13,
2004, the Board of Directors of ING Partners approved changing each Substitute Fund's sub-adviser, name and investment policies and reducing each Substitute Fund's fees and expenses. These actions are necessary to meet the conditions of the substitutions and shall be effective prior to the effective date of the substitutions. The information about the Substitute Funds in this supplement reflects the actions as approved by the ING Partners Board of Directors.

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The following fund is involved in the substitution:

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
--------------------------------------------------------------- ----------------
                        REPLACED FUND                                                  SUBSTITUTE FUND

--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares         ING MFS Global Growth Portfolio - Service Class (to be
                                                                renamed the ING Oppenheimer Global Portfolio - Service Class)
-------------------------------------------------------------- ---------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------


Smart Design - 133691              Page 1 of 2                    September 2004

IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

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o     Prior to the effective date of the substitution you will receive another prospectus supplement which will indicate the effective date of the substitution and reiterate your rights related to the substitution. You will also receive a prospectus for the Substitute Fund.

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o     Prior to the effective date of the substitution and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

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o     On the effective date of the substitution all amounts you have allocated to a sub-account which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

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o     You will not incur any fees or charges or any tax liability because of the substitution, and your contract value immediately before the substitutions will equal your contract value immediately after the substitution.

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o     The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described below.

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o     The investment objective and policy of the Substitute Fund is substantially the same as the investment objective and policies of the corresponding Replaced Fund. The investment objective of the Substitute Fund is more fully described below.

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SUBSTITUTE FUND FEES AND EXPENSES. The following table shows the investment advisory fees and other expenses charged annually by the Substitute Fund. The figures are a percentage of the average net assets of the fund as of the effective date of the substitution as approved by the ING Partners Board of Directors. See the prospectus for the Substitute Fund for more information concerning these fees and expenses.

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
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
                                                                                                   FEES AND

                                                                                   TOTAL GROSS     EXPENSES       TOTAL NET

                                       MANAGEMENT    DISTRIBUTION      OTHER       ANNUAL FUND     WAIVED OR     ANNUAL FUND

             FUND NAME                    FEES       (12B-1) FEES     EXPENSES      EXPENSES      REIMBURSED       EXPENSES
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Oppenheimer Global Portfolio -

Service Class                             0.60%           --           0.31%1         0.91%           --            0.91%

------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
--------------------------------------------------------------------------------

1 Included in Other Expenses is a shareholder services fee of 0.25% of the average daily net assets of Service Class and Adviser Class Shares to compensate insurance companies, broker dealers or other financial intermediaries that provide administrative services relating to the Service Class and Adviser Class Shares and their shareholders.

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SUBSTITUTE FUND INVESTMENT ADVISER/SUB-ADVISER AND INVESTMENT OBJECTIVES. The
following table lists the investment adviser and subadviser and information regarding the investment objectives of the Substitute Fund. More detailed information about this fund can be found in the current prospectus and Statement of Additional Information for the fund.

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
---------------------------------------- ---------------------------------------------- ---------------------------------------
                                                    INVESTMENT ADVISER/
               FUND NAME                                  SUBADVISER                             INVESTMENT OBJECTIVE

---------------------------------------- ---------------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------------- ---------------------------------------
ING Oppenheimer Global Portfolio-        Investment Adviser:                            Seeks capital appreciation.
                                         ------------------
Service Class                            ING Life Insurance and Annuity Company

                                         Subadviser:

                                         OppenheimerFunds, Inc.

---------------------------------------- ---------------------------------------------- ---------------------------------------

Smart Design - 133691              Page 2 of 2                    September 2004